GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	Sep. 28, 2012 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 28, 2012 Successor [Member] Parent Company (Guarantor)	Sep. 27, 2013 Successor [Member] Parent Company (Guarantor)	Sep. 28, 2012 Successor [Member] Subsidiary Issuer	Sep. 27, 2013 Successor [Member] Subsidiary Issuer	Sep. 28, 2012 Successor [Member] Guarantor Subsidiaries	Sep. 27, 2013 Successor [Member] Guarantor Subsidiaries	Sep. 28, 2012 Successor [Member] Consolidating Adjustments	Sep. 27, 2013 Successor [Member] Consolidating Adjustments	Sep. 07, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Predecessor [Member] Subsidiary Issuer	Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries		Sep. 07, 2012 Predecessor [Member] Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Loss on extinguishment of debt, net	$ 0	$ 0									$ (2,214)	$ 0	$ (2,214)	$ 0	[1]	$ 0
Merger related expenses	37,695	1,275	27,890	55	9,805	1,220	0 [1]	0 [1]	0	0	19,049	0	19,049	0	[1]	0
Net cash provided by (used in) operating activities	(29,376)	11,546	(35,728)	(31,471)	6,354	11,460	(2)	31,557	0	0	24,954	0	24,917	37		0
Acquisition of Interline Brands, Inc.	(825,717)	0	(825,717)		0		0		0		0
Purchases of property and equipment, net	(1,294)	(14,415)	0	0	(1,294)	(14,017)	0	(398)	0	0	(11,966)	0	(11,966)	0		0
Proceeds from Dividends Received	0		162,261		0		0		(162,261)		0	1,450	0	0		(1,450)
Payments for (Proceeds from) Other Investing Activities											(3,278)	0	(3,278)	0		0
Dividends paid to Parent/received from Subsidiary Issuer		0		32,500		0		0		(32,500)
Net cash used in investing activities	(827,011)	(14,415)	(663,456)	32,500	(1,294)	(14,017)	0	(398)	(162,261)	(32,500)	(15,244)	1,450	(15,244)	0		(1,450)
Proceeds from equity contributions, net	350,886	0	350,886		0		0		0		0
(Decrease) Increase in Purchase Card Payable, Net	2,819	1,845	0	0	2,819	1,845	0	0	0	0	(3,840)	0	(3,840)	0		0
Proceeds from issuance of HoldCo Notes	365,000	0	365,000		0		0		0		0
Proceeds from ABL Facility	80,000	104,000	0	0	80,000	104,000	0	0	0	0	0
Payments on ABL Facility	(11,000)	(111,500)	0	0	(11,000)	(111,500)	0	0	0	0	0
Payment of debt financing costs	(26,346)	(228)	(16,701)	(228)	(9,645)	0	0	0	0	0	(355)	0	(355)	0		0
Payments on capital lease obligations	(46)	(399)	0	0	(46)	(399)	0	0	0	0	(456)	0	(456)	0		0
Purchases of treasury stock	0	0									(1,450)	(1,450)	0	0		0
Proceeds from issuance of common stock	0	800		800		0		0		0	0
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	0	0	0	0	(162,261)	(32,500)	0	0	162,261	32,500	0	0	(1,450)	0		1,450
Proceeds from (Payments for) Other Financing Activities											6,761	0	6,761	0		0
Intercompany Financing Transactions		0		(2,814)		33,294		(30,480)		0
Net cash provided by (used in) financing activities	761,313	(5,482)	699,185	(2,242)	(100,133)	(5,260)	0	(30,480)	162,261	32,500	660	(1,450)	660	0		1,450
Effect of exchange rate changes on cash and cash equivalents	(19)	(128)	0	0	(19)	(128)	0	0	0	0	133	0	133	0		0
Net (decrease) increase in cash and cash equivalents	(95,093)	(8,479)	1	(1,213)	(95,092)	(7,945)	(2)	679	0	0	10,503	0	10,466	37		0
Cash and cash equivalents at beginning of period	107,602	17,505	0	1,455	107,527	13,803	75	2,247	0	0	97,099	0	97,061	38		0
Cash and cash equivalents at end of period	$ 12,509	$ 9,026	$ 1	$ 242	$ 12,435	$ 5,858	$ 73	$ 2,926	$ 0	$ 0	$ 107,602	$ 0	$ 107,527	$ 75		$ 0

[1]	The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.